                              TIME HORIZON FUNDS

                                 PORTFOLIO 1

                                 PORTFOLIO 2

                                 PORTFOLIO 3


                              Semi-Annual Report

                              December 31, 1995

                          [TIME HORIZON FUNDS LOGO]

                               Not FDIC Insured

                               TIME HORIZON FUNDS
                     3435 Stelzer Road, Columbus, OH 43219
                                 1-800-247-9728

              MANAGER                        INDEPENDENT ACCOUNTANTS
 Bank of America National Trust and          Coopers and Lybrand, LLP
        Savings Association                    350 S. Grand Avenue
       555 California Street                  Los Angeles, CA 90071
      San Francisco, CA 94104

            DISTRIBUTOR                            FUND COUNSEL
   Concord Financial Group, Inc.              Vedder, Price, Kaufman
         3435 Stelzer Road                          & Kammholz
         Columbus, OH 43219                   222 S. LaSalle Street
                                                Chicago, IL 60601

                               SUB-ADMINISTRATOR
                              BISYS Fund Services
                               3435 Stelzer Road
                               Columbus, OH 43219

FUND SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY, NOR ARE THEY OBLIGATIONS OF OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Time Horizon Funds are sponsored and distributed by Concord Financial Group, Inc., which is unaffiliated with Bank of America. Bank of America serves as manager and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

 NOT                   INVESTMENTS IN THE TIME HORIZON FUNDS ARE NOT BANK DEPOSITS
 FDIC                  AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, BANK OF AMERICA
 INSURED               OR ANY OF ITS AFFILIATES. MUTUAL FUNDS ARE SUBJECT TO
                       INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL
                       AMOUNT INVESTED.

                                             ...................................

                                                                        Contents

                             UNDERSTANDING YOUR
                               SHAREHOLDER REPORT                 2
                             TIME HORIZON FUND FACTS              5
                             LETTER FROM THE MANAGER              6
                             STATEMENTS OF ASSETS
                               AND LIABILITIES                   14
                             STATEMENTS OF OPERATIONS            15
                             STATEMENTS OF CHANGES
                               IN NET ASSETS                     16
                             SCHEDULES OF PORTFOLIO
                               INVESTMENTS                       17
                             NOTES TO FINANCIAL STATEMENTS       31
                             FINANCIAL HIGHLIGHTS                35

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The financial statements and financial highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the
information from the report.

The TABLE OF CONTENTS helps you locate              [GRAPHIC]
the information you want.

The LETTER FROM THE MANAGER
provides a brief overview of the
economy and how it affects the
financial markets.

                            Because a picture or chart can help clarify the text, The TIME HORIZON FUND FACTS illustrate the most important features of the Funds. The illustrations represent the current asset allocation
      [GRAPHIC]
                            and target asset allocation ranges for each portfolio, as well as a brief description of the Manager's investment strategy.

The financial statements summarize and describe the Funds' financial transactions. They are broken down into four different statements, which are illustrated below:

The SCHEDULES OF PORTFOLIO INVESTMENTS list each investment holding in the Funds as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of each Fund's net assets represented by these groupings is also disclosed.

                                 TYPE OF SECURITY

                                 INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
            [GRAPHIC]            NET ASSETS REPRESENTED BY INVESTMENTS IN THAT
                                 SECTOR (IF APPLICABLE)

                                 PORTFOLIO HOLDINGS WITH SHARES AND MARKET VALUE AS OF REPORT DATE

The STATEMENTS OF ASSETS AND LIABILITIES list all the assets and liabilities of the Funds as of the date of the statements. This is an individual fund's "balance sheet." Also disclosed in the statements are the Funds' net asset values per share and their maximum offering prices per share as of the date of the statements. The statements also list the accounts that comprise the Funds' net assets (capital stock, undistributed income, etc.).

                                 SUMMARY OF THE FUND'S INVESTMENTS AND ALL OTHER ASSETS OWNED BY THE FUND, INCLUDING AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

                                 SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES
            [GRAPHIC]            BY THE FUND

                                 NET RESULTS OF ASSETS LESS LIABILITIES

                                 THE MARKET VALUE OF THE FUND'S TOTAL NET ASSETS DIVIDED BY THE NUMBER OF SHARES OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

The STATEMENTS OF OPERATIONS show the amount of dividend and interest income earned from each Fund's investments, the expenses incurred by the Funds from their operations and any gains or losses, both realized and unrealized, by the Funds from holding and/or selling any investments.

                                  INCOME EARNED FROM THE FUND'S INVESTMENTS

                                  OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                  GAINS OR LOSSES REALIZED UPON THE SALE OF THE
            [GRAPHIC]             FUND'S INVESTMENTS AND ANY CHANGE IN
                                  UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS
                                  DURING THE PERIOD

                                  NET CHANGE IN NET ASSETS DUE TO FUND
                                  OPERATIONS

The STATEMENTS OF CHANGES IN NET ASSETS show the changes in the net assets of the Funds during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                  OPERATIONS: SEE STATEMENTS OF OPERATIONS

                                  DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                  DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                  PERIODS

                                  NET REALIZED GAINS: TOTAL REALIZED GAINS
            [GRAPHIC]             DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                  FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These notes include information on accounting methods used by the Funds, contractual arrangements between the Funds and their service providers, certain transactions effected by the Funds and other general information about the Funds.

The FINANCIAL HIGHLIGHTS show, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Funds. It also shows key data and ratios (such as the total investment return for each period), the portfolio turnover rate for the Funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

TIME HORIZON FUND FACTS

    The Time Horizon Funds offer three asset allocation portfolios that target specific investment time horizons, shown below. Each portfolio seeks to provide long-term investors maximum total return over its stated time period, while also increasingly emphasizing capital preservation as the Fund approaches its target time horizon.

    To accomplish this, the investment management team will invest in a combination of stocks, bonds and cash. The mix among these asset categories will change according to current market conditions, as well as to how close the portfolio is to its target time horizon. By selecting the Time Horizon Fund that most closely matches the expected timing of major investment goals, such as sending a child to college, retirement or purchasing a home, you'll be investing in a portfolio that is managed with an investment time horizon similar to that of your own goals.

                                   PORTFOLIO 1            PORTFOLIO 2            PORTFOLIO 3
       TIME HORIZON                   2005                   2015                   2025
      CURRENT FOCUS(1)               Growth                 Growth                 Growth
--------------------------------------------------------------------------------------------
ASSET ALLOCATION(2,3)
(AS OF 12/31/95)
                                    [CHART]                [CHART]               [CHART]

Cash                                   20%                   14%                   22%
Stocks                                 29%                   42%                   53%
Bonds                                  51%                   44%                   25%

--------------------------------------------------------------------------------------------
CURRENT ALLOCATION RANGES(4)
    STOCKS                           15%-45%                30%-70%               40%-100%
    BONDS                            55%-85%                30%-70%                0%-60%

CURRENT TARGET
ASSET ALLOCATION
                                    [CHART]                [CHART]               [CHART]

Bonds/Cash                             65%                   50%                   30%
Stocks                                 35%                   50%                   70%

--------------------------------------------------------------------------------------------

------------------------------

1 Each Time Horizon Fund moves through three general stages of investment management focus as the portfolio moves closer to its target time horizon: growth, moderation and preservation. The portfolio is currently being managed with the focus noted. The portfolio will change its focus over time, increasingly emphasizing capital preservation as it nears its target time horizon. After a portfolio reaches its time horizon target date, it is anticipated that it will continue to be managed with a predominant emphasis on capital preservation.

2 The portfolio's composition is subject to change.

3 Until a Fund attains an asset level of approximately $15 million, the Fund's portfolio may be invested in fewer securities within each strategic asset allocation class than it otherwise would.

4 Under normal market conditions, each portfolio is currently managed within the strategic asset allocation ranges shown, based on the portfolio manager's evaluation of the anticipated returns and risks for the various asset classes in the near term.

LETTER FROM THE MANAGER

Dear Shareholder:

The year ending December 31, 1995, was an exciting            [Pat_Lynch_Photo]
period for investors. Stock prices, as measured by the        Patrick C. Lynch,
S&P 500 Stock Index, rose some 37%, while long-term                  CFA
bonds gained an impressive 20% during the period.                Senior Vice
                                                                  President
Amid the excitement, it's essential to remember that        Investment Advisors
such gains are far from the norm. During the past 60               Division
years, the stock market has delivered more modest              Bank of America,
annualized gains of around 10%. Similarly, long-term               Illinois
government bonds have gained about 5% annually over this period. And, of course, markets occasionally suffer significant losses.

No one knows how the financial markets will behave during the coming year. But this should not affect your investing strategy, and it will not affect ours. We launched the three Time Horizon
Portfolios on September 5, 1995, in the middle of the recent rally. Since then, as the Portfolios' combined gross assets have grown to $34.5 million (as of January 31, 1996), we have begun to implement their innovative investment approach.

Our aim is to build the Time Horizon Portfolios into funds that reflect our belief in the principles of sound investing.

HELPING YOU MEET YOUR GOALS ON TIME

--First, it's important to keep in mind that investment success isn't about "beating the market." It is about meeting the series of financial goals that most of us cherish during our lifetimes. These goals might range from taking a vacation next summer to paying college tuition in 10 years or securing a comfortable retirement in 20 or 30 years.

--Second, the most important question for any investor is this: When will I need the money to meet my goals? Most of us have both long- and short-term goals. The behavior of the financial markets over time strongly suggests that such time horizons are likely to be the most important factor that determines how we should invest.

For example, if you will need your money next summer, it makes sense to focus on relatively stable investments. If you have a much longer time horizon, however, you might wish to invest some of your money in investments that have the potential to deliver higher returns over long periods -- even though the value of your investment might fluctuate from year to year.

With that in mind, each of the three Time Horizon Portfolios is designed to help you invest for your financial goals occurring at a specific date, ranging from the year 2005 (Time Horizon Portfolio 1) to the year 2015 (Portfolio 2), to the year 2025 (Portfolio 3). The nearer the target date, the more each Fund's investments will emphasize capital preservation. For example, Portfolio 1, with the shortest time horizon, will hold a larger allocation of its assets in historically more stable investments, such as short-term bonds, while the other portfolios will normally invest proportionately larger amounts of assets in stocks.

The Time Horizon Funds' portfolios will change over time, unlike the typical asset allocation fund. So, there's no need to switch your investments as your time horizon grows shorter. THE FUNDS THEMSELVES WILL CHANGE.

ASSET ALLOCATION DRIVES RESULTS

--Third, investment gains and losses historically have been determined largely by how a portfolio's assets are allocated between stocks and bonds. Studies have found that 90% of an investment's return is determined by the mix of different asset categories.* The Time Horizon Funds are managed with the goal of achieving the best mix of stocks and bonds, as is appropriate for each Fund's stage in its time horizon, over the life of each Fund.

The portfolio manager and his team constantly evaluate the projected returns and risks from each asset class and adjust the mix for each portfolio to reflect their conclusions. For example, in its early years, Portfolio 1 has a target asset allocation of 35% of assets invested in stocks and 65% invested in bonds. Depending on whether the portfolio manager believes that, in the current market environment, stocks seem more or less attractive than bonds, the percentage invested in stocks might rise as high as 45% or drop as low as 15%. By operating within these guidelines, each Fund will seek to maintain a mix that is appropriate for its stated time horizon.

--Fourth, since history teaches that diversification is crucial to sound investing, each Fund will hold a broad range of different stocks and bonds. By investing in stocks of small, medium-sized and large companies in a variety of industries, both in the United States and abroad, as well as in a variety of U.S. Government bonds and investment-grade corporate bonds, the Funds will increase their potential for gains while helping to reduce overall risk -- since losses in one security or industry can be offset, all or in part, by gains in others.

A DISCIPLINED STRATEGY

--Fifth, we believe that a disciplined investment process is essential to long-term success. The managers of the Funds choose the Funds' investments based on consistent and clear guidelines regarding asset allocation and the selection of individual stocks and bonds.

The Funds' current holdings reflect the progress we have made toward developing their portfolios to be appropriate for their target dates, as well as our assessment of the stock and bond markets today.

Most of all, the Time Horizon Funds reflect a vision of the goals mutual funds should pursue for investors like you.

All you need to do is to define your goals and your time horizon. That done, we can spend the next 10, 20 or 30 years balancing the risks and returns in the financial markets to pursue those goals on your behalf.

                                           Sincerely,

                                           /s/ Patrick C. Lynch

January 31, 1996
---------------
*Source: Brinson, Beebower & Hood, 1991.

TIME HORIZON PORTFOLIO 1

The net assets of Portfolio 1 grew to nearly $10 million from its inception on September 5, 1995, through December 31, 1995. During this period of rapid growth, we began to implement the Fund's strategy by investing in a combination of stocks, bonds and cash appropriate to the Fund's investment time horizon of about 10 years.

ASSET ALLOCATION AS OF
12/31/95+


            [CHART]


U.S. TREASURY NOTES              56
U.S. TREASURY BILLS              13
STOCKS                           31

AN EVOLVING STRATEGY

By the end of December, the Fund was invested as follows: 56% in U.S. Treasury notes, 31% in stocks and 13% in Treasury bills+. The allocation to Treasury bills, which are highly liquid, short-term securities, is unusually high due to the large inflows of new money into the Fund and will likely shrink substantially during the coming months as we put that money to work in the financial markets.

During these early months of the Fund's existence, its stock investments were concentrated in large U.S. companies from a broad range of industries -- such as General Electric (0.9% of the portfolio) and PepsiCo (0.6%). We choose stocks of companies that we believe have exceptional growth potential, such as Philip Morris (0.6%) and Pfizer (0.6%), as well as shares of companies -- such as Exxon (0.5%) and Citicorp (0.7%) -- that we consider to be undervalued relative to their assets, earnings potential or other characteristics. We anticipate that this mix of growth- and value-oriented picks will continue to be characteristic of the Fund's stock holdings.

==============================================
      TOP FIVE HOLDINGS+            PERCENT OF
        AS OF 12/31/95              PORTFOLIO
----------------------------------------------
  1. General Electric Co.              0.9%
----------------------------------------------
  2. Mobil Corp.                       0.7%
----------------------------------------------
  3. Citicorp                          0.7%
----------------------------------------------
  4. Ameritech Corp.                   0.7%
----------------------------------------------
  5. PepsiCo Inc.                      0.6%
==============================================

The Fund's fixed-income investments, which currently make up the majority of the Fund's portfolio, produced a modest 2.99-year average maturity for the fixed-income portion of the Fund. (The shorter the average maturity, the less sensitive a portfolio is to changes in interest rates.)

In keeping with our obligation to construct a diversified portfolio, we will continue to expand the Fund's holdings to include an even broader range of stocks and bonds. As the Fund's assets grow, we plan to add stocks of medium-sized U.S. firms as well as shares of international companies. We are currently aiming to invest roughly 20% of the Fund's assets in stocks of large U.S. companies, 10% in shares of medium-sized U.S. firms and 5% in foreign stocks. This allocation may change modestly depending on where we believe we can find the most value or growth potential. And we will likely add corporate bonds as well as mortgage-backed securities to the Fund's fixed-income holdings.

+The composition of the Fund's portfolio is subject to change.

Regardless of market fluctuations in the months ahead, we will continue to pursue the portfolio's overriding mission: to help our loyal, long-term shareholders meet their financial goals occurring around the Fund's target date of 2005. Our investment strategy will continue to be guided by a commitment to disciplined, diversified and patient investing that combines the pursuit of growth with an increasing emphasis on capital preservation.

TIME HORIZON PORTFOLIO 2

The net assets of Portfolio 2 grew to $7.5 million from its inception on September 5, 1995, through December 31, 1995. We invested those assets in a combination of stocks, bonds and cash as we began to implement the Fund's long-term strategy.

The Fund's moderately aggressive allocation strategy reflects its primary mission: to help shareholders invest toward financial goals that will require use of their money around the target date of 2015. We believe that the portfolio's horizon of about 20 years will allow time for shareholders to benefit from potential long-term gains in the stock and bond markets and to ride out downward fluctuations in the financial markets that may occur.

IMPLEMENTING A UNIQUE
STRATEGY

During the recent period, the Fund's investments began to reflect our long-term strategy of maintaining a fairly equal allocation between stocks and bonds. As of December 31, 1995, 43% of the Fund's portfolio was invested in stocks, while 45% was invested in U.S. Treasury notes and 12% was invested in U.S. Treasury bills+. The Fund's allocation to Treasury bills, which are very liquid, short-term investments, was high due to the large inflows of new money into the Fund, but will likely decline as we continue to find opportunities in the stock and bond markets.

The portfolio's stock investments were devoted primarily to shares of large U.S. companies -- the likes of General Electric (1.2% of the portfolio) and Exxon (1.0%) -- from a broad range of industries.

                             SECTOR DIVERSIFICATION
                                AS A % OF EQUITY
                            HOLDINGS AS OF 12/31/95+


            [CHART]


Transportation                           1.2
Basic Industry                           8.0
Energy                                   8.3
Health Care                              9.2
Consumer Staples                         9.8
Capital Goods                           10.4
Technology                              12.0
Utilities                               12.5
Financial Services                      13.9
Consumer Cyclicals                      14.7

For example, at year-end the portfolio had 14.7% of its equity holdings invested in consumer cyclicals such as auto manufacturers, as well as sizable holdings in financial services (13.9%), utilities (12.5%) and technology (12.0%).

The stocks in the portfolio include shares of firms chosen on the basis of what we believe to be exceptional growth potential, such as Johnson & Johnson (0.8%) and Procter & Gamble (0.8%). But the Fund also holds stocks -- such as Mobil Corp. (0.9%) -- that we consider to be undervalued relative to their assets, earnings potential or other characteristics. This combination of growth- and value-oriented stocks will continue to be characteristic of the Fund's stock holdings.

==============================================
      TOP FIVE HOLDINGS+            PERCENT OF
        AS OF 12/31/95              PORTFOLIO
----------------------------------------------
  1. General Electric Co.              1.2%
----------------------------------------------
  2. Exxon Corp.                       1.0%
----------------------------------------------
  3. Mobil Corp.                       0.9%
----------------------------------------------
  4. Bellsouth Corp.                   0.9%
----------------------------------------------
  5. Ameritech Corp.                   0.9%
==============================================

+The composition of the Fund's portfolio is subject to change.

As of December 31, 1995, the portfolio's fixed-income holdings consisted exclusively of U.S. Government securities, which had a modest 3.37-year average maturity. (The shorter the average maturity, the less sensitive a portfolio is to changes in interest rates.)

A BROADLY DIVERSIFIED PORTFOLIO

In keeping with our commitment to building a highly diversified portfolio, we will continue to broaden the Fund's investments in the coming months. As the Fund's assets continue to grow, we plan to add stocks of medium-sized U.S. firms as well as shares of international companies. We expect the portfolio's assets to be allocated as follows: roughly 25% in shares of large U.S. companies, 15% in shares of medium-sized U.S. firms and 10% in stocks of international corporations. We also expect to add corporate bonds to round out the Fund's investment in government securities. These allocations may change modestly if we discover unusual opportunities in any of these categories.

Regardless of market fluctuations, we will focus on the portfolio's overriding mission in the months ahead. Our primary objective is to help our loyal, long-term shareholders meet goals that call for a moderately growth-oriented investment approach. Our investment strategy will continue to be guided by a commitment to disciplined, diversified and patient investing that combines the pursuit of growth with an increasing concern for capital preservation.

TIME HORIZON PORTFOLIO 3

The net assets of Portfolio 3 grew to $6.4 million from its inception on September 5, 1995, through December 31, 1995. We invested those assets in a combination of stocks, bonds and cash as we began to implement the Fund's long-term strategy.

In the Fund's early years, our target allocation is to invest 70% of shareholders' assets in stocks and 30% bonds. We will maintain this allocation when the two asset groups appear to offer comparable growth potential without unnecessary risk.

This strategy reflects the Fund's primary mission: to help shareholders invest toward truly long-term financial goals that will require use of their money around the target date of 2025. We intend to maintain a portfolio that is nearly fully invested in the financial markets. This is based upon our belief that the Fund's 30-year horizon will give shareholders the time to participate in the markets' long-term growth potential while allowing time to ride out downward fluctuations in the financial markets that may occur.

INVESTING FOR LONG-TERM GROWTH

As of December 31, 1995, the portfolio was allocated as follows: 55% in stocks and 45% in a combination of U.S. Treasury notes and bills+. As with the other Time Horizon Portfolios, the allocation to Treasury securities was high due to the large amount of new money coming into the Fund. We expect this position to shrink substantially during the coming months as we find opportunities to put more money to work long term in the financial markets.

                             Sector Diversification
                                as a % of equity
                            holdings as of 12/31/95+


               [CHART]



Transportation                            1.1
Basic Industry                            7.0
Energy                                    7.5
Health Care                               9.5
Consumer Staples                          9.9
Capital Goods                            10.6
Technology                               10.9
Financial Services                       14.3
Utilities                                14.7
Consumer Cyclicals                       14.6

During these early months, the portfolio's stock investments were largely devoted to shares of large U.S. companies -- the likes of Sprint (0.8% of the portfolio) and Walt Disney (0.9%) -- which, together with other stocks held by the Fund, represent a broad range of industries. For example, at year-end the portfolio had 14.6% of its equity holdings invested in consumer cyclicals such as auto manufacturers, as well as sizable holdings in utilities (14.7%), financial services (14.3%) and consumer staples such as food and drug companies (9.9%).

We choose stocks of companies on the basis of what we believe to be their exceptional growth potential, such as semiconductor giant Intel (0.5%) and consumer goods manufacturer Procter & Gamble (0.5%). But the Fund also holds stocks of other firms, such as Allstate (0.7%) and United Technologies (0.3%), that we consider to be undervalued relative to their assets, earnings potential or other characteristics. We expect that we will continue to maintain a combination of growth- and value-oriented stocks.

+The composition of the Fund's portfolio is subject to change.

===============================================
      TOP FIVE HOLDINGS+            PERCENT OF
        AS OF 12/31/95              PORTFOLIO
-----------------------------------------------
  1. General Electric Co.              2.1%
-----------------------------------------------
  2. Ameritech Corp.                   2.0%
-----------------------------------------------
  3. PepsiCo Inc.                      1.9%
-----------------------------------------------
  4. Merck & Co.                       1.5%
-----------------------------------------------
  5. Bank of New York Co.              1.3%
===============================================

The portfolio's U.S. Government securities holdings represent a modest 2.72-year average maturity for the fixed-income portion of the Fund. (The shorter the average maturity, the lower a portfolio's sensitivity to changes in interest rates.)

INVESTING IN DIFFERENT MARKET SECTORS

As we continue to diversify the portfolio, we will include an even wider range of stocks and bonds. As the Fund's assets grow, we plan to add shares of medium-sized U.S. firms and international companies. Currently, we expect the portfolio's holdings to break down roughly as follows: 40% of the portfolio in stocks of large U.S. companies, 20% in medium-sized U.S. firms and 10% in international firms. In addition, to increase yield, we plan to add corporate bonds as well as mortgage-backed securities to the Fund's bond holdings. These allocations may change modestly according to where we believe we can find the greatest value.

Regardless of market fluctuations in the months ahead, we will focus on the portfolio's overriding mission: to help our loyal, long-term shareholders meet financial goals occurring around the Fund's target date of 2025. Our investment strategy will continue to be guided by a commitment to disciplined, diversified and patient investing that combines the pursuit of growth with an increasing emphasis on capital preservation.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                              PORTFOLIO 1   PORTFOLIO 2   PORTFOLIO 3
                                                              -----------   -----------   -----------
ASSETS:
 Investments, at value......................................  $9,053,007    $7,296,556    $6,227,834
 Cash.......................................................       3,546         2,005         3,709
 Interest receivable........................................      54,709        59,999        31,421
 Receivable from Investment Adviser.........................      24,790        26,130        15,276
 Receivable for capital shares issued.......................     482,749       180,540       157,450
 Unamortized organization costs.............................      33,334        33,334        33,334
 Prepaid expenses...........................................      46,598        45,236        35,983
                                                              -----------   -----------   ----------
Total Assets................................................   9,698,733     7,643,800     6,505,007
                                                              -----------   -----------   ----------
LIABILITIES:
 Capital shares redeemed....................................         600        76,845        25,500
 Accrued expenses and other payables:
   Management fees..........................................         183           156           115
   12b-1 fees (Class B Shares)..............................       3,702         2,720         2,326
   Organization costs.......................................      33,334        33,334        33,334
   Legal and audit fees.....................................       2,197         2,648           963
   Other....................................................       1,937         2,761         1,241
                                                              -----------   -----------   ----------
Total Liabilities...........................................      41,953       118,464        63,479
                                                              -----------   -----------   ----------
NET ASSETS:
 Capital....................................................   9,551,413     7,408,648     6,361,432
 Accumulated undistributed net investment income/(loss).....         357         1,995          (233)
 Net unrealized appreciation on investments.................      83,880        94,594        66,209
 Accumulated undistributed net realized gains on investment
   transactions.............................................      21,130        20,099        14,120
                                                              -----------   -----------   ----------
   Net Assets...............................................  $9,656,780    $7,525,336    $6,441,528
                                                              ============  ============  ==========
Net Assets
 Class A....................................................  $2,712,240    $2,702,345    $2,041,030
 Class B....................................................   6,944,540     4,822,991     4,400,498
                                                              -----------   -----------   -----------
Total.......................................................  $9,656,780    $7,525,336    $6,441,528
                                                              ============  ============  ==========
Outstanding units of beneficial interest (shares)
 Class A....................................................     263,020       260,305       195,589
 Class B....................................................     673,482       464,842       421,411
                                                              -----------   -----------   ----------
Total.......................................................     936,502       725,147       617,000
                                                              ============  ============  ==========
Net asset value
 Class A -- redemption price per share......................      $10.31        $10.38        $10.44
 Class B -- offering price per share*.......................       10.31         10.38         10.44
                                                              ============  ============  ==========
Maximum Sales Charge........................................        4.50%         4.50%         4.50%
                                                              ============  ============  ==========
Maximum Offering Price
(100%/(100% - Maximum Sales Charge) of net asset value
  adjusted to nearest cent) per share (Class A).............      $10.80        $10.87        $10.93
                                                              ============  ============  ==========
INVESTMENTS, AT COST........................................  $8,969,127    $7,201,962    $6,161,625
                                                              ============  ============  ==========

---------------

* Redemption price per share is equal to the net asset value per share less any applicable redemption fee.

See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Statements of Operations (Unaudited)
--------------------------------------------------------------------------------

                                     PORTFOLIO 1      PORTFOLIO 2      PORTFOLIO 3
                                    -------------    -------------    -------------
                                    SEPTEMBER 5,     SEPTEMBER 5,     SEPTEMBER 5,
                                       1995 TO          1995 TO          1995 TO
                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                       1995(a)          1995(a)          1995(a)
                                    -------------    -------------    -------------
INVESTMENT INCOME:
  Interest income................     $  47,567        $  35,586        $  20,854
  Dividend income................         6,503            8,819            8,035
                                    -------------    -------------    -------------
    Total Income.................        54,070(b)        44,405(b)        28,889(b)
                                    -------------    -------------    -------------
EXPENSES:
  Management fees................         7,087            6,328            4,240
  12b-1 fees (Class B Shares)....         6,322            5,085            3,369
  Shareholder Services fees
    (Class A and Class B
    Shares)......................         2,952            2,637            1,767
  Custodian and accounting
    fees.........................         3,015            3,015            3,015
  Legal and audit fees...........         7,035            6,700            2,613
  Organization costs.............           402              402              402
  Trustees' fees.................         1,809            2,144              737
  Transfer agent fees............         2,412            2,345            2,345
  Registration and filing fees...         5,360            5,762            4,154
  Printing costs.................         3,216            3,886            1,340
  Other..........................         1,539            1,876              669
                                    -------------    -------------    -------------
    Total Expenses before waivers
      and reimbursements.........        41,149           40,180           24,651
    Expense waivers and
      reimbursements.............        35,060           35,501           21,274
                                    -------------    -------------    -------------
    Total Expenses...............         6,089            4,679            3,377
                                    -------------    -------------    -------------
Net investment income............        47,981           39,726           25,512
                                    -------------    -------------    -------------
REALIZED/UNREALIZED GAINS ON
  INVESTMENTS:
  Net realized gains on
    investment transactions......        21,130           20,099           14,120
  Net change in unrealized
    appreciation on
    investments..................        83,880           94,594           66,209
                                    -------------    -------------    -------------
Net realized/unrealized gains on
  investments....................       105,010          114,693           80,329
                                    -------------    -------------    -------------
Change in net assets resulting
  from operations................     $ 152,991        $ 154,419        $ 105,841
                                    =============    =============    =============

---------------
(a) Period from commencement of operations.

(b) Includes income earned during the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to public).

See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
--------------------------------------------------------------------------------

                                     PORTFOLIO 1      PORTFOLIO 2      PORTFOLIO 3
                                    -------------    -------------    -------------
                                    SEPTEMBER 5,     SEPTEMBER 5,     SEPTEMBER 5,
                                       1995 TO          1995 TO          1995 TO
                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                       1995(a)          1995(a)          1995(a)
                                    -------------    -------------    -------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..........    $    47,981(b)   $    39,726(b)   $    25,512(b)
  Net realized gains on
    investment
    transactions.................         21,130           20,099           14,120
  Net change in unrealized
    appreciation on
    investments..................         83,880           94,594           66,209
                                    -------------    -------------    -------------
Change in net assets resulting
  from
  operations.....................        152,991          154,419          105,841
                                    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income
  Class A Shares.................        (15,201)         (15,518)          (9,276)
  Class B Shares.................        (32,423)         (22,213)         (16,469)
                                    -------------    -------------    -------------
                                         (47,624)         (37,731)         (25,745)
                                    -------------    -------------    -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued....      9,638,721        7,577,360        6,415,507
  Dividends reinvested...........         37,988           32,696           21,061
  Cost of shares redeemed........       (125,296)        (201,408)         (75,136)
                                    -------------    -------------    -------------
Change in net assets from capital
  transactions...................      9,551,413        7,408,648        6,361,432
                                    -------------    -------------    -------------
Change in net assets.............      9,656,780        7,525,336        6,441,528
NET ASSETS:
  Beginning of period............             --               --               --
                                    -------------    -------------    -------------
  End of period..................    $ 9,656,780      $ 7,525,336      $ 6,441,528
                                    =============    =============    =============
SHARE TRANSACTIONS:
  Sold...........................        944,966          741,430          622,150
  Reinvested.....................          3,692            3,156            2,022
  Redeemed.......................        (12,156)         (19,439)          (7,172)
                                    -------------    -------------    -------------
Change in shares.................        936,502          725,147          617,000
                                    =============    =============    =============

---------------
(a) Period from commencement of operations.

(b) Includes income earned during the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to public).

See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 1
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                                           SHARES OR
                                                                           PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                               AMOUNT         VALUE
-----------------------------------------------------------------------    ---------     ----------
COMMON STOCKS -- 28.8%
AUTOMOBILES & TRUCKS -- 0.4%
 General Motors Corp. .................................................          800     $   42,300
                                                                                         ----------
BANKS -- 1.5%
 Bank of New York Co., Inc. ...........................................          600         29,250
 Citicorp..............................................................          900         60,526
 First Chicago.........................................................          543         21,448
 NationsBank Corp. ....................................................          500         34,813
                                                                                         ----------
                                                                                            146,037
                                                                                         ----------
BEVERAGES -- 0.9%
 Coca-Cola Co. ........................................................          400         29,700
 PepsiCo, Inc. ........................................................        1,000         55,875
                                                                                         ----------
                                                                                             85,575
                                                                                         ----------
BROADCASTING -- 0.5%
 Capital Cities/ABC, Inc. .............................................          400         49,350
                                                                                         ----------
BUILDING MATERIALS -- 0.1%
 Armstrong World.......................................................          200         12,400
                                                                                         ----------
BUSINESS EQUIP. & SERVICES -- 0.3%
 Xerox Corp. ..........................................................          200         27,400
                                                                                         ----------
CHEMICALS -- 1.2%
 Air Products & Chemicals, Inc. .......................................          900         47,475
 Eastman Chemical Co. .................................................          400         25,050
 E.I. du Pont de Nemours...............................................          200         13,975
 Monsanto Co. .........................................................          200         24,500
                                                                                         ----------
                                                                                            111,000
                                                                                         ----------
COMPUTER SOFTWARE -- 0.7%
 Cisco Systems, Inc.(b)................................................          400         29,850
 Microsoft Corp.(b)....................................................          400         35,100
                                                                                         ----------
                                                                                             64,950
                                                                                         ----------
COMPUTERS & COMPUTER SYSTEMS -- 1.6%
 Compaq Computer Corp.(b)..............................................          500         24,000
 Hewlett Packard.......................................................          600         50,250
 IBM Corp. ............................................................          200         18,350
 Oracle Corp.(b).......................................................          600         25,425
 Sun Microsystems, Inc. ...............................................          600         27,375
                                                                                         ----------
                                                                                            145,400
                                                                                         ----------
CONSTRUCTION MATERIALS -- 0.2%
 PPG Industries, Inc. .................................................          500         22,875
                                                                                         ----------

---------------
Continued

                                                                           SHARES OR
                                                                           PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                               AMOUNT         VALUE
-----------------------------------------------------------------------    ---------     ----------
DEFENSE -- 1.2%
 General Dynamics Corp. ...............................................          600     $   35,475
 Lockheed Martin Corp. ................................................          300         23,700
 Rockwell International Corp. .........................................          700         37,012
 United Technologies Corp. ............................................          200         18,975
                                                                                         ----------
                                                                                            115,162
                                                                                         ----------
ELECTRICAL EQUIPMENT -- 0.2%
 Honeywell, Inc. ......................................................          400         19,450
                                                                                         ----------
ELECTRONICS & ELECTRONIC COMPONENTS -- 1.7%
 Applied Materials, Inc. ..............................................          700         27,563
 General Electric Co. .................................................        1,100         79,200
 Intel Corp. ..........................................................          600         34,050
 Texas Instruments.....................................................          500         25,875
                                                                                         ----------
                                                                                            166,688
                                                                                         ----------
ENGINEERING & CONSTRUCTION -- 0.2%
 Fluor Corp. ..........................................................          200         13,200
                                                                                         ----------
ENTERTAINMENT -- 0.5%
 King World Productions(b).............................................          400         15,550
 The Walt Disney Co. ..................................................          600         35,400
                                                                                         ----------
                                                                                             50,950
                                                                                         ----------
FINANCIAL SERVICES -- 1.0%
 Bank of Boston Corp. .................................................          500         23,125
 Dean Witter Discover & Co. ...........................................          400         18,800
 First Interstate Bancorp..............................................          400         54,600
                                                                                         ----------
                                                                                             96,525
                                                                                         ----------
FOOD & RELATED PRODUCTS -- 1.1%
 Campbell Soup Co. ....................................................          300         18,000
 ConAgra, Inc. ........................................................          400         16,500
 IBP, Inc. ............................................................          300         15,150
 Philip Morris Co., Inc. ..............................................          600         54,300
                                                                                         ----------
                                                                                            103,950
                                                                                         ----------
FOREST & PAPER PRODUCTS -- 0.6%
 Kimberly-Clark Corp. .................................................          300         24,825
 Mead Corp. ...........................................................          500         26,125
 Williamette Industries, Inc. .........................................          200         11,250
                                                                                         ----------
                                                                                             62,200
                                                                                         ----------
HOSPITAL SUPPLY & MGMT. -- 0.1%
 Columbia HCA Healthcare Corp. ........................................          200         10,150
                                                                                         ----------
HOTEL MANAGEMENT & RELATED SERVICES -- 0.2%
 Marriott International................................................          600         22,950
                                                                                         ----------
HOUSEHOLD-GENERAL PRODUCTS -- 0.7%
 Newell Co. ...........................................................          600         15,525
 Premark International, Inc. ..........................................          400         20,250
 Procter & Gamble Co. .................................................          400         33,200
                                                                                         ----------
                                                                                             68,975
                                                                                         ----------

---------------
Continued

                                                                           SHARES OR
                                                                           PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                               AMOUNT         VALUE
-----------------------------------------------------------------------    ---------     ----------
INSURANCE -- 1.7%
 Aetna Life & Casualty Co. ............................................          400     $   27,700
 Allstate Insurance....................................................          800         32,900
 General Re Corp. .....................................................          200         31,000
 Providian Corp. ......................................................          900         36,675
 Travelers Group, Inc. ................................................          500         31,438
                                                                                         ----------
                                                                                            159,713
                                                                                         ----------
MANUFACTURING -- 0.6%
 Illinois Tool Works...................................................          500         29,500
 Johnson Controls......................................................          400         27,500
                                                                                         ----------
                                                                                             57,000
                                                                                         ----------
MEDICAL -- BIOTECHNOLOGY -- 0.2%
 Medtronic, Inc. ......................................................          400         22,350
                                                                                         ----------
MEDICAL -- HOSP. MGT. & SVC. -- 0.3%
 United Healthcare Corp. ..............................................          400         26,200
                                                                                         ----------
METAL FABRICATION -- 0.4%
 Aluminum Co. of America...............................................          400         21,150
 Kennametal, Inc. .....................................................          500         15,875
                                                                                         ----------
                                                                                             37,025
                                                                                         ----------
METALS -- DIVERSIFIED -- 0.1%
 Phelps Dodge Corp. ...................................................          200         12,450
                                                                                         ----------
MULTIPLE INDUSTRY -- 0.4%
 ITT Destinations, Inc.(b).............................................          300         15,900
 ITT Hartford Group, Inc.(b)...........................................          300         14,513
 ITT Industries, Inc. .................................................          300          7,200
                                                                                         ----------
                                                                                             37,613
                                                                                         ----------
OIL & GAS -- 0.8%
 Atlantic Richfield Co. ...............................................          200         22,150
 Consolidated Natural Gas Co. .........................................          400         18,150
 Royal Dutch Petroleum.................................................          200         28,225
 Williams Companies, Inc. .............................................          200          8,775
                                                                                         ----------
                                                                                             77,300
                                                                                         ----------
PETROLEUM - INTERNATIONALS & SERVICES -- 1.8%
 Amoco Corp. ..........................................................          200         14,375
 Exxon Corp. ..........................................................          600         48,075
 Halliburton Co. ......................................................          900         45,562
 Mobil Corp. ..........................................................          600         67,200
                                                                                         ----------
                                                                                            175,212
                                                                                         ----------
PHARMACEUTICALS -- 1.8%
 Bristol-Myers Squibb Co. .............................................          400         34,350
 Johnson & Johnson.....................................................          500         42,812
 Merck & Co., Inc. ....................................................          600         39,450
 Pfizer, Inc. .........................................................          800         50,400
 Schering-Plough.......................................................          200         10,950
                                                                                         ----------
                                                                                            177,962
                                                                                         ----------
PHOTOGRAPHIC EQUIPMENT -- 0.1%
 Eastman Kodak Co. ....................................................          200         13,400
                                                                                         ----------

---------------
Continued

                                                                           SHARES OR
                                                                           PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                               AMOUNT         VALUE
-----------------------------------------------------------------------    ---------     ----------
PUBLISHING -- 0.5%
 Dow Jones & Co., Inc. ................................................          500     $   19,937
 Tribune Co. ..........................................................          400         24,450
                                                                                         ----------
                                                                                             44,387
                                                                                         ----------
RAILROAD -- 0.3%
 Norfolk Southern Corp. ...............................................          400         31,750
                                                                                         ----------
RETAIL -- 1.3%
 The Gap, Inc. ........................................................          400         16,800
 Home Depot, Inc. .....................................................          800         38,300
 Kroger Co.(b).........................................................          200          7,500
 Safeway, Inc.(b)......................................................          400         20,600
 Sears Roebuck & Co. ..................................................          900         35,100
                                                                                         ----------
                                                                                            118,300
                                                                                         ----------
SHOES - LEATHER -- 0.1%
 Nike, Inc., Class B...................................................          200         13,925
                                                                                         ----------
TIRES & RUBBER PRODUCTS -- 0.3%
 Goodyear Tire & Rubber Co. ...........................................          600         27,225
                                                                                         ----------
TRANSPORTATION - AIR -- 0.1%
 AMR Corp.(b)..........................................................          100          7,425
                                                                                         ----------
UTILITIES - ELECTRIC -- 1.1%
 Detroit Edison Co. ...................................................          900         31,050
 FPL Group, Inc. ......................................................          500         23,187
 General Public Utilities Corp. .......................................          500         17,000
 Unicom Corp. .........................................................        1,000         32,750
                                                                                         ----------
                                                                                            103,987
                                                                                         ----------
UTILITIES - TELEPHONE -- 2.0%
 Ameritech Corp. ......................................................        1,000         59,000
 AT&T Corp. ...........................................................          400         25,900
 Bellsouth Corp. ......................................................        1,000         43,500
 Southwestern Bell Corp. ..............................................          500         28,750
 Sprint Corp. .........................................................        1,000         39,875
                                                                                         ----------
                                                                                            197,025
                                                                                         ----------
Total Common Stocks....................................................                   2,777,736
                                                                                         ----------
U.S. TREASURY BILLS -- 12.5%
 2/22/96...............................................................    1,221,000      1,211,332
                                                                                         ----------
Total U.S. Treasury Bills..............................................                   1,211,332
                                                                                         ----------

---------------
Continued

                                                                                           MARKET
                         SECURITY DESCRIPTION                                              VALUE
-----------------------------------------------------------------------                  ----------
U.S. TREASURY NOTES -- 52.4%
 6.13%, 5/31/97........................................................      650,000        658,047
 6.75%, 5/31/99........................................................    2,260,000      2,360,231
 6.25%, 8/31/00........................................................    1,977,000      2,045,661
                                                                                         ----------
Total U.S. Treasury Notes..............................................                  $5,063,939
                                                                                         ----------
TOTAL (COST $8,969,127)(a).............................................                  $9,053,007
                                                                                         ==========

---------------
Percentages indicated are based on net assets of $9,656,780
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

           Unrealized appreciation........................................  $126,770
           Unrealized depreciation........................................   (42,890)
                                                                            --------
           Net unrealized appreciation....................................  $ 83,880
                                                                            ========

(b) Represents non-income producing securities.

See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 2
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                                           SHARES OR
                                                                           PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                               AMOUNT         VALUE
-----------------------------------------------------------------------    ---------     ----------
COMMON STOCKS -- 41.9%
AUTOMOBILES & TRUCKS -- 0.6%
 General Motors Corp. .................................................          900     $   47,588
                                                                                         ----------
BANKS -- 2.2%
 Bank of New York Co., Inc. ...........................................          800         39,000
 Citicorp..............................................................          700         47,075
 First Chicago.........................................................          724         28,598
 NationsBank Corp. ....................................................          700         48,738
                                                                                         ----------
                                                                                            163,411
                                                                                         ----------
BEVERAGES -- 1.4%
 Coca-Cola Co. ........................................................          500         37,125
 PepsiCo, Inc. ........................................................        1,200         67,050
                                                                                         ----------
                                                                                            104,175
                                                                                         ----------
BROADCASTING -- 0.7%
 Capital Cities/ABC, Inc. .............................................          400         49,350
                                                                                         ----------
BUILDING MATERIALS -- 0.2%
 Armstrong World.......................................................          200         12,400
                                                                                         ----------
BUSINESS EQUIP. & SERVICES -- 0.4%
 Xerox Corp. ..........................................................          200         27,400
                                                                                         ----------
CHEMICALS -- 1.8%
 Air Products & Chemicals, Inc. .......................................          900         47,475
 Eastman Chemical Co. .................................................          400         25,050
 E.I. du Pont de Nemours...............................................          400         27,950
 Monsanto Co. .........................................................          300         36,750
                                                                                         ----------
                                                                                            137,225
                                                                                         ----------
COMPUTER SOFTWARE -- 1.1%
 Cisco Systems, Inc.(b)................................................          500         37,313
 Microsoft Corp.(b) ...................................................          500         43,875
                                                                                         ----------
                                                                                             81,188
                                                                                         ----------
COMPUTER SYSTEMS/HARDWARE -- 2.3%
 Compaq Computer Corp.(b)..............................................          500         24,000
 Hewlett Packard.......................................................          600         50,250
 IBM Corp. ............................................................          400         36,700
 Oracle Corp.(b).......................................................          800         33,900
 Sun Microsystems, Inc. ...............................................          600         27,375
                                                                                         ----------
                                                                                            172,225
                                                                                         ----------
CONSTRUCTION MATERIALS -- 0.3%
 PPG Industries, Inc. .................................................          500         22,875
                                                                                         ----------

---------------
Continued

                                                                           SHARES OR
                                                                           PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                               AMOUNT         VALUE
-----------------------------------------------------------------------    ---------     ----------
DEFENSE -- 1.8%
 General Dynamics Corp. ...............................................          600     $   35,475
 Lockheed Martin Corp. ................................................          300         23,700
 Rockwell International Corp. .........................................          700         37,013
 United Technologies Corp. ............................................          400         37,950
                                                                                         ----------
                                                                                            134,138
                                                                                         ----------
ELECTRICAL EQUIPMENT -- 0.1%
 Honeywell, Inc. ......................................................          200          9,725
                                                                                         ----------
ELECTRONICS & ELECTRONIC COMPONENTS -- 2.5%
 Applied Materials, Inc. ..............................................          700         27,563
 General Electric Co. .................................................        1,200         86,400
 Intel Corp. ..........................................................          800         45,400
 Texas Instruments ....................................................          500         25,875
                                                                                         ----------
                                                                                            185,238
                                                                                         ----------
ENGINEERING & CONSTRUCTION -- 0.3%
 Fluor Corp. ..........................................................          300         19,800
                                                                                         ----------
ENTERTAINMENT -- 0.9%
 King World Productions(b).............................................          500         19,438
 The Walt Disney Co. ..................................................          800         47,200
                                                                                         ----------
                                                                                             66,638
                                                                                         ----------
FINANCIAL SERVICES -- 1.7%
 Bank of Boston Corp. .................................................          800         37,000
 Dean Witter Discover & Co. ...........................................          700         32,900
 First Interstate Bancorp..............................................          400         54,600
                                                                                         ----------
                                                                                            124,500
                                                                                         ----------
FOOD & RELATED -- 1.7%
 Campbell Soup Co. ....................................................          500         30,000
 ConAgra, Inc. ........................................................          500         20,625
 IBP, Inc. ............................................................          300         15,150
 Philip Morris Co., Inc. ..............................................          700         63,350
                                                                                         ----------
                                                                                            129,125
                                                                                         ----------
FOREST & PAPER PRODUCTS -- 0.7%
 Kimberly-Clark Corp. .................................................          200         16,550
 Mead Corp. ...........................................................          500         26,125
 Williamette Industries, Inc. .........................................          200         11,250
                                                                                         ----------
                                                                                             53,925
                                                                                         ----------
HOSPITAL SUPPLY & MGMT. -- 0.2%
 Columbia HCA Healthcare Corp. ........................................          300         15,225
                                                                                         ----------
HOTEL MANAGEMENT & RELATED SERVICES -- 0.3%
 Marriott International................................................          600         22,950
                                                                                         ----------
HOUSEHOLD - GENERAL PRODUCTS -- 1.0%
 Newell Co. ...........................................................          400         10,350
 Premark International, Inc. ..........................................          200         10,125
 Procter & Gamble Co. .................................................          700         58,100
                                                                                         ----------
                                                                                             78,575
                                                                                         ----------

---------------
Continued

                                                                           SHARES OR
                                                                           PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                               AMOUNT         VALUE
-----------------------------------------------------------------------    ---------     ----------
INSURANCE -- 2.0%
 Aetna Life & Casualty Co. ............................................          400     $   27,700
 Allstate Insurance....................................................        1,300         53,462
 General Re Corp. .....................................................          200         31,000
 Providian Corp. ......................................................          700         28,525
 Travelers Group, Inc. ................................................          200         12,575
                                                                                         ----------
                                                                                            153,262
                                                                                         ----------
MANUFACTURING -- 0.7%
 Illinois Tool Works...................................................          400         23,600
 Johnson Controls......................................................          400         27,500
                                                                                         ----------
                                                                                             51,100
                                                                                         ----------
MEDICAL -- BIOTECHNOLOGY -- 0.3%
 Medtronic, Inc. ......................................................          400         22,350
                                                                                         ----------
METAL FABRICATION -- 0.5%
 Aluminum Co. of America...............................................          400         21,150
 Kennametal, Inc. .....................................................          500         15,875
                                                                                         ----------
                                                                                             37,025
                                                                                         ----------
METALS -- 0.2%
 Phelps Dodge Corp. ...................................................          300         18,675
                                                                                         ----------
MULTIPLE INDUSTRY -- 0.6%
 ITT Destinations, Inc.(b).............................................          400         21,200
 ITT Hartford Group, Inc.(b)...........................................          400         19,350
 ITT Industries, Inc. .................................................          400          9,600
                                                                                         ----------
                                                                                             50,150
                                                                                         ----------
OIL & GAS -- 1.1%
 Atlantic Richfield Co. ...............................................          200         22,150
 Consolidated Natural Gas Co. .........................................          400         18,150
 Royal Dutch Petroleum.................................................          200         28,225
 Williams Companies, Inc. .............................................          300         13,162
                                                                                         ----------
                                                                                             81,687
                                                                                         ----------
PETROLEUM - INTERNATIONALS & SERVICES -- 2.8%
 Amoco Corp. ..........................................................          400         28,750
 Exxon Corp. ..........................................................          900         72,112
 Halliburton Co. ......................................................          900         45,563
 Mobil Corp. ..........................................................          600         67,200
                                                                                         ----------
                                                                                            213,625
                                                                                         ----------
PHARMACEUTICALS -- 3.0%
 Bristol-Myers Squibb Co. .............................................          600         51,525
 Johnson & Johnson.....................................................          700         59,937
 Merck & Co., Inc. ....................................................          700         46,025
 Pfizer, Inc. .........................................................          900         56,700
 Schering-Plough.......................................................          200         10,950
                                                                                         ----------
                                                                                            225,137
                                                                                         ----------
PHOTOGRAPHIC EQUIPMENT -- 0.3%
 Eastman Kodak Co. ....................................................          300         20,100
                                                                                         ----------
PUBLISHING -- 0.6%
 Dow Jones & Co., Inc. ................................................          500         19,937
 Tribune Co. ..........................................................          500         30,563
                                                                                         ----------
                                                                                             50,500
                                                                                         ----------

---------------
Continued

                                                                           SHARES OR
                                                                           PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                               AMOUNT         VALUE
-----------------------------------------------------------------------    ---------     ----------
RAILROAD -- 0.4%
 Norfolk Southern Corp. ...............................................          400     $   31,750
                                                                                         ----------
RETAIL -- 1.7%
 The Gap, Inc. ........................................................          400         16,800
 Home Depot, Inc. .....................................................          900         43,087
 Kroger Co.(b).........................................................          300         11,250
 Safeway, Inc.(b)......................................................          300         15,450
 Sears Roebuck & Co. ..................................................        1,100         42,900
                                                                                         ----------
                                                                                            129,487
                                                                                         ----------
SHOES - LEATHER -- 0.3%
 Nike, Inc., Class B...................................................          300         20,887
                                                                                         ----------
TIRES & RUBBER PRODUCTS -- 0.2%
 Goodyear Tire & Rubber Co. ...........................................          400         18,150
                                                                                         ----------
TRANSPORTATION - AIR -- 0.1%
 AMR Corp.(b)..........................................................          100          7,425
                                                                                         ----------
UTILITIES - ELECTRIC -- 1.7%
 Detroit Edison Co. ...................................................          900         31,050
 FPL Group, Inc. ......................................................          900         41,737
 General Public Utilities Corp. .......................................          700         23,800
 Unicom Corp. .........................................................          900         29,475
                                                                                         ----------
                                                                                            126,062
                                                                                         ----------
UTILITIES - TELEPHONE -- 3.2%
 Ameritech Corp. ......................................................        1,100         64,900
 AT&T Corp. ...........................................................          600         38,850
 Bellsouth Corp. ......................................................        1,500         65,250
 Southwestern Bell Corp. ..............................................          400         23,000
 Sprint Corp. .........................................................        1,200         47,850
                                                                                         ----------
                                                                                            239,850
                                                                                         ----------
Total Common Stocks....................................................                   3,154,898
                                                                                         ----------
U.S. TREASURY BILLS -- 11.4%
 1/18/96...............................................................       11,000         10,971
 2/22/96...............................................................      850,000        843,283
                                                                                         ----------
 Total U.S. Treasury Bills.............................................                     854,254
                                                                                         ----------
U.S. TREASURY NOTES -- 43.7%
 6.13%, 5/31/97........................................................      460,000        465,695
 6.25%, 8/31/00........................................................    2,727,000      2,821,709
                                                                                         ----------
Total U.S. Treasury Notes..............................................                   3,287,404
                                                                                         ----------
TOTAL (COST $7,201,962)(a).............................................                  $7,296,556
                                                                                         ==========

---------------
Percentages indicated are based on net assets of $7,525,336.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation.......................................  $142,456
            Unrealized depreciation.......................................   (47,862)
                                                                            --------
            Net unrealized appreciation...................................  $ 94,594
                                                                            ========

(b) Represents non-income producing securities.

See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 3
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                                           SHARES OR
                                                                           PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                               AMOUNT         VALUE
-----------------------------------------------------------------------    ---------     ----------
COMMON STOCKS -- 53.1%
AUTOMOBILES & TRUCKS -- 0.9%:
 General Motors Corp. .................................................        1,100     $   58,163
                                                                                          ---------
BANKS -- 3.5%
 Bank of New York Co., Inc. ...........................................        1,700         82,875
 Citicorp..............................................................        1,000         67,250
 First Chicago.........................................................          905         35,747
 NationsBank Corp. ....................................................          600         41,775
                                                                                          ---------
                                                                                            227,647
                                                                                          ---------
BEVERAGES -- 2.3%
 Coca-Cola Co. ........................................................          400         29,700
 PepsiCo, Inc. ........................................................        2,100        117,337
                                                                                          ---------
                                                                                            147,037
                                                                                          ---------
BROADCASTING -- 0.8%
 Capital Cities/ABC, Inc. .............................................          400         49,350
                                                                                          ---------
BUILDING MATERIALS -- 0.2%
 Armstrong World.......................................................          200         12,400
                                                                                          ---------
BUSINESS EQUIP. & SERVICES -- 0.4%
 Xerox Corp. ..........................................................          200         27,400
                                                                                          ---------
CHEMICALS -- 2.0%
 Air Products & Chemicals, Inc. .......................................          900         47,475
 Eastman Chemical Co. .................................................          700         43,837
 E.I. du Pont de Nemours...............................................          200         13,975
 Monsanto Co. .........................................................          200         24,500
                                                                                          ---------
                                                                                            129,787
                                                                                          ---------
COMPUTER SOFTWARE -- 0.9%
 Cisco Systems, Inc.(b)................................................          400         29,850
 Microsoft Corp.(b)....................................................          300         26,325
                                                                                          ---------
                                                                                             56,175
                                                                                          ---------
COMPUTERS -- 2.5%
 Compaq Computer Corp.(b)..............................................        1,000         48,000
 Hewlett Packard.......................................................          600         50,250
 IBM Corp. ............................................................          200         18,350
 Oracle Corp.(b).......................................................          400         16,950
 Sun Microsystems, Inc. ...............................................          600         27,375
                                                                                          ---------
                                                                                            160,925
                                                                                          ---------
CONSTRUCTION MATERIALS -- 0.4%
 PPG Industries, Inc. .................................................          500         22,875
                                                                                          ---------

---------------
Continued

                                                                           SHARES OR
                                                                           PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                               AMOUNT         VALUE
-----------------------------------------------------------------------      -----       ---------
DEFENSE -- 1.8%
 General Dynamics Corp. ...............................................          600     $   35,475
 Lockheed Martin Corp. ................................................          300         23,700
 Rockwell International Corp. .........................................          700         37,012
 United Technologies Corp. ............................................          200         18,975
                                                                                          ---------
                                                                                            115,162
                                                                                          ---------
ELECTRICAL EQUIPMENT -- 0.4%
 Honeywell, Inc. ......................................................          500         24,312
                                                                                          ---------
ELECTRONICS -- 4.0%
 Applied Materials, Inc. ..............................................          700         27,562
 General Electric Co. .................................................        1,800        129,600
 Intel Corp. ..........................................................          500         28,375
 Texas Instruments.....................................................        1,400         72,450
                                                                                          ---------
                                                                                            257,987
                                                                                          ---------
ENGINEERING & CONSTRUCTION -- 0.3%
 Fluor Corp. ..........................................................          300         19,800
                                                                                          ---------
ENTERTAINMENT -- 1.0%
 King World Productions(b).............................................          300         11,662
 The Walt Disney Co. ..................................................          900         53,100
                                                                                          ---------
                                                                                             64,762
                                                                                          ---------
FINANCIAL SERVICES -- 1.4%
 Bank of Boston Corp. .................................................          400         18,500
 Dean Witter Discover & Co. ...........................................          400         18,800
 First Interstate Bancorp..............................................          400         54,600
                                                                                          ---------
                                                                                             91,900
                                                                                          ---------
FOOD & RELATED PRODUCTS -- 1.8%
 Campbell Soup Co. ....................................................          400         24,000
 ConAgra, Inc. ........................................................          500         20,625
 IBP, Inc. ............................................................          300         15,150
 Philip Morris Co., Inc. ..............................................          600         54,300
                                                                                          ---------
                                                                                            114,075
                                                                                          ---------
FOREST & PAPER PRODUCTS -- 0.8%
 Kimberly-Clark Corp. .................................................          200         16,550
 Mead Corp. ...........................................................          500         26,125
 Williamette Industries, Inc. .........................................          200         11,250
                                                                                          ---------
                                                                                             53,925
                                                                                          ---------
HOSPITAL SUPPLY & MGMT. -- 0.2%
 Columbia HCA Healthcare Corp. ........................................          200         10,150
                                                                                          ---------
HOTEL MANAGEMENT & RELATED SERVICES -- 0.4%
 Marriott International................................................          600         22,950
                                                                                          ---------
HOUSEHOLD - GENERAL PRODUCTS -- 1.2%
 Newell Co. ...........................................................          600         15,525
 Premark International, Inc. ..........................................          600         30,375
 Procter & Gamble Co. .................................................          400         33,200
                                                                                          ---------
                                                                                             79,100
                                                                                          ---------

---------------
Continued

                                                                           SHARES OR
                                                                           PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                               AMOUNT         VALUE
-----------------------------------------------------------------------      -----       ---------
INSURANCE -- 2.6%
 Aetna Life & Casualty Co. ............................................          400     $   27,700
 Allstate Insurance....................................................        1,000         41,125
 General Re Corp. .....................................................          200         31,000
 Providian Corp. ......................................................          900         36,675
 Travelers Group, Inc. ................................................          500         31,438
                                                                                          ---------
                                                                                            167,938
                                                                                          ---------
MANUFACTURING -- 1.0%
 Illinois Tool Works...................................................          600         35,400
 Johnson Controls......................................................          400         27,500
                                                                                          ---------
                                                                                             62,900
                                                                                          ---------
MEDICAL - BIOTECHNOLOGY -- 0.3%
 Medtronic, Inc. ......................................................          400         22,350
                                                                                          ---------
MEDICAL - HOSP. MGT. & SVC. -- 0.4%
 United Healthcare Corp. ..............................................          400         26,200
                                                                                          ---------
METAL FABRICATION -- 0.6%
 Aluminum Co. of America...............................................          400         21,150
 Kennametal, Inc. .....................................................          500         15,875
                                                                                          ---------
                                                                                             37,025
                                                                                          ---------
METALS -- DIVERSIFIED -- 0.2%
 Phelps Dodge Corp. ...................................................          200         12,450
                                                                                          ---------
MULTIPLE INDUSTRY -- 0.4%
 ITT Destinations, Inc.(b).............................................          200         10,600
 ITT Hartford Group, Inc.(b)...........................................          200          9,675
 ITT Industries, Inc. .................................................          200          4,800
                                                                                          ---------
                                                                                             25,075
                                                                                          ---------
OIL & GAS -- 1.2%
 Atlantic Richfield Co. ...............................................          200         22,150
 Consolidated Natural Gas Co. .........................................          400         18,150
 Royal Dutch Petroleum.................................................          200         28,225
 Williams Companies, Inc. .............................................          200          8,775
                                                                                          ---------
                                                                                             77,300
                                                                                          ---------
PETROLEUM - INTERNATIONALS -- 3.2%
 Amoco Corp. ..........................................................          400         28,750
 Exxon Corp. ..........................................................          800         64,100
 Halliburton Co. ......................................................          900         45,563
 Mobil Corp. ..........................................................          600         67,200
                                                                                          ---------
                                                                                            205,613
                                                                                          ---------
PHARMACEUTICALS -- 4.1%
 Bristol-Myers Squibb Co. .............................................          400         34,350
 Johnson & Johnson.....................................................          500         42,813
 Merck & Co., Inc. ....................................................        1,400         92,050
 Pfizer, Inc. .........................................................        1,200         75,600
 Schering-Plough.......................................................          300         16,425
                                                                                          ---------
                                                                                            261,238
                                                                                          ---------
PHOTOGRAPHIC EQUIPMENT -- 0.3%
 Eastman Kodak Co. ....................................................          300         20,100
                                                                                          ---------

---------------
Continued

                                                                           SHARES OR
                                                                           PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                               AMOUNT         VALUE
-----------------------------------------------------------------------      -----       ---------
PUBLISHING -- 0.7%
 Dow Jones & Co., Inc. ................................................          500     $   19,938
 Tribune Co. ..........................................................          400         24,450
                                                                                          ---------
                                                                                             44,388
                                                                                          ---------
RAILROAD -- 0.5%
 Norfolk Southern Corp. ...............................................          400         31,750
                                                                                          ---------
RETAIL -- 2.7%
 The Gap, Inc. ........................................................          500         21,000
 Home Depot, Inc. .....................................................          900         43,088
 Kroger Co.(b).........................................................          700         26,250
 Safeway, Inc.(b)......................................................          200         10,300
 Sears Roebuck & Co. ..................................................        2,000         78,000
                                                                                          ---------
                                                                                            178,638
                                                                                          ---------
SHOES -- LEATHER -- 0.2%
 Nike, Inc., Class B...................................................          200         13,925
                                                                                          ---------
TIRES & RUBBER PRODUCTS -- 0.1%
 Goodyear Tire & Rubber Co. ...........................................          200          9,075
                                                                                          ---------
TRANSPORTATION - AIR -- 0.1%
 AMR Corp.(b)..........................................................          100          7,425
                                                                                          ---------
UTILITIES - ELECTRIC -- 2.5%
 Detroit Edison Co. ...................................................          900         31,050
 FPL Group, Inc. ......................................................          700         32,463
 General Public Utilities Corp. .......................................        1,700         57,800
 Unicom Corp. .........................................................        1,300         42,575
                                                                                          ---------
                                                                                            163,888
                                                                                          ---------
UTILITIES - TELEPHONE -- 4.8%
 Ameritech Corp. ......................................................        2,100        123,900
 AT&T Corp. ...........................................................          500         32,375
 Bellsouth Corp. ......................................................        1,600         69,600
 Southwestern Bell Corp. ..............................................          500         28,750
 Sprint Corp. .........................................................        1,300         51,838
                                                                                          ---------
                                                                                            306,463
                                                                                          ---------
Total Common Stocks....................................................                   3,419,623
                                                                                          ---------
U.S. TREASURY BILLS -- 18.4%
 2/22/96...............................................................    1,194,000      1,184,311
                                                                                          ---------
Total U.S. Treasury Bills..............................................                   1,184,311
                                                                                          ---------

---------------
Continued

                                                                           SHARES OR
                                                                           PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                               AMOUNT         VALUE
-----------------------------------------------------------------------    ---------     ----------
U.S. TREASURY NOTES -- 25.2%
 6.13%, 5/31/97........................................................      250,000     $  253,095
 6.25%, 8/31/00........................................................      985,000      1,019,209
 6.38%, 8/15/02........................................................      335,000        351,596
                                                                                          ---------
Total U.S. Treasury Notes..............................................                   1,623,900
                                                                                          ---------
TOTAL (COST -- $6,161,625)(a)..........................................                  $6,227,834
                                                                                          =========

---------------
Percentages indicated are based on net assets of $6,441,528
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

           Unrealized appreciation.......................................  $114,395
           Unrealized depreciation.......................................   (48,186)
                                                                           --------
           Net unrealized appreciation...................................  $ 66,209
                                                                           ========

(b) Represents non-income producing securities.

See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Time Horizon Funds (the "Company") was organized on April 12, 1995 as an open-end management investment company established as a Delaware business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"). Between the date of organization and the date of initial sale of shares to the public, the Company had no operations other than incurring organizational expenses, the sale of initial units of beneficial interest ("shares") and the realization of income earned on the seed money. The Company offers shares of the following funds: Time Horizon Portfolio 1 ("Portfolio 1"), Time Horizon Portfolio 2 ("Portfolio 2"), and Time Horizon Portfolio 3 ("Portfolio 3") (individually, a "Fund" and collectively, the "Funds"), each of which offers Class A and Class B shares. Class A shares are offered at net asset value plus an initial sales charge and are subject to a shareholder servicing fee. Class B shares are offered at net asset value without a sales charge but are subject to a contingent deferred sales charge, plus distribution plan and shareholder servicing fees. Class B shares will convert to Class A shares on the first business day of the month following the eighth anniversary of the date of purchase.

NOTE 2 -- SIGNIFICANT ACCOUNTANT POLICIES

    The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:

    Investments in securities that are primarily traded on a domestic exchange or traded on the NASDAQ National Market System are valued at the last sale price on the exchange or market where primarily traded or listed or if there is no recent sale price available, at the last current bid quotation. Securities not so traded are valued at the last current bid quotation if market quotations are available. Except for short-term securities with remaining maturities of 60 days or less ("Short-Term Securities"), fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-Term Securities are valued at amortized cost, which approximates market value.

    Investments in investment companies are valued at their net asset values as reported by such companies. Other securities for which quotations are not readily available are valued at their fair value under procedures established by the Company's Board of Trustees. The differences between the cost and market values of investments held by the Funds are reflected as either unrealized appreciation or depreciation.

SECURITY TRANSACTIONS AND RELATED INCOME:

    Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net proceeds of sales.

REPURCHASE AGREEMENTS:

    The Funds may acquire repurchase agreements from financial institutions such as banks and broker dealers which Bank of America National Trust and Saving Association ("Bank of America" or the "Manager") deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at 102% of the repurchase price (including accrued interest). If the seller defaulted on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the particular Fund's rights with respect to such securities be delayed or limited. Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/ Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

ORGANIZATION EXPENSES:

    All costs incurred by the Company in connection with the organization of the Funds and the initial public offering of shares of the Funds, principally professional fees and printing, have been deferred. Upon commencement of investment operations of each Fund, the deferred organization expenses are being amortized on a straight-line basis over a period of five years. In the event that any of the initial shares of the Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of said shares being redeemed bears to the number of initial shares that are outstanding at the time of the redemption.

OTHER:

    Expenses that are directly related to one of the Funds are charged directly to that Fund and are allocated to each class of shares based on the relative net assets of each class. Other operating expenses of the Company are prorated to the Funds on the basis of relative net assets.

NOTE 3 -- PURCHASES AND SALES OF SECURITIES

    Purchases and sales of securities (excluding short-term securities) for the period from September 5, 1995 (commencement of operations) through December 31, 1995 are as follows:

                              PURCHASES        SALES
                             -----------     ----------
Portfolio 1..............    $11,821,011     $4,090,381
Portfolio 2..............      8,862,239      2,551,809
Portfolio 3..............      5,877,313        916,298

NOTE 4 -- DIVIDENDS TO SHAREHOLDERS

    Dividends from net investment income are declared and paid annually and distributable net realized capital gains, if any, are declared and distributed at least annually for Class A Shares and Class B Shares of the Funds.

    Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

NOTE 5 -- FEDERAL INCOME TAXES

    It is the policy of each of the Funds to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

NOTE 6 -- RELATED PARTY TRANSACTIONS

    Bank of America National Trust and Savings Association ("Bank of America") serves as the Funds' Manager. Bank of America is a subsidiary of BankAmerica Corporation, a registered bank holding company. Under the terms of the management agreement with the Company, Bank of America is entitled to receive fees based on a percentage of the average net assets of each Fund.

    Pursuant to the authority granted in its management agreement, Bank of America has entered into a Sub-Administration Agreement with BISYS Fund Services, Inc. ("BISYS"), under which BISYS will perform certain of the services to be provided under the management agreement.

    Concord Financial Group, Inc. (the "Distributor") serves as distributor of the Funds' shares. BISYS Fund Services Ohio, Inc. serves as fund accountant and transfer and dividend disbursing agent of the Funds. BISYS, BISYS Fund Services Ohio, Inc. and the Distributor are each wholly-owned subsidiaries of The BISYS Group, Inc. For the period from September 5, 1995 through December 31, 1995, BISYS received $259,745 from commissions earned on sales of shares of the Fund, none of which was reallowed to other broker/dealers.

    The Company has adopted a Shareholder Service Plan for Class A shares and Class B shares, under which the Class A shares and Class B shares of the Funds reimburse the Distributor and Service Organizations for shareholder servicing fees incurred. Under the Shareholder Service Plan, payments by a Fund for shareholder servicing expenses may not exceed an annual rate of 0.25% of the Fund's average daily net assets. The Company has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Class B shares of each Fund compensate the Distributor for services rendered and costs incurred in connection with distribution of the Class B shares.

Under the Distribution Plan, payments by the Class B shares of a Fund for distribution expenses are incurred at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the Class B shares.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in those capacities.

    Bank of America has agreed to voluntarily reduce its fees, absorb and/or reimburse operating expenses for the first twelve months of the Funds' operations to ensure that the operating expenses for each Fund do not exceed 1.00% and 1.75% (annualized) of the average net assets of each Fund's Class A and Class B Shares, respectively.

    Information regarding related party transactions is as follows for the period from September 5, 1995 (commencement of operations) to December 31, 1995:

                                                                          PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                             1               2               3
                                                                          --------       ---------       ---------
MANAGEMENT FEES:
Annual fee before voluntary fee reductions (percentage of average net
 assets)................................................................      .60%            .60%            .60%
Voluntary fee reductions................................................  $ 6,881         $ 6,152         $ 4,114
12b-1 FEES:
Annual fee before voluntary fee reductions (percentage of average net
 assets)................................................................      .75%            .75%            .75%
Voluntary fee reductions................................................  $   437         $   582         $   117
SHAREHOLDER SERVICES FEES:
Annual fee before voluntary fee reductions (percentage of average net
 assets)................................................................      .25%            .25%            .25%
Voluntary fee reductions (Class A)......................................  $   845         $   942         $   644
Voluntary fee reductions (Class B)......................................  $ 2,107         $ 1,695         $ 1,123
EXPENSES REIMBURSED:....................................................  $24,790         $26,130         $15,276
TRANSFER AGENT FEES:....................................................  $ 2,412         $ 2,345         $ 2,345

NOTE 7 -- CAPITAL SHARE TRANSACTIONS

    Transactions in capital shares for the Funds are summarized below (amounts in thousands):

                                    PORTFOLIO 1                 PORTFOLIO 2                 PORTFOLIO 3
                              -----------------------     -----------------------     -----------------------
                                 SEPTEMBER 5, 1995           SEPTEMBER 5, 1995           SEPTEMBER 5, 1995
                                        TO                          TO                          TO
                               DECEMBER 31, 1995(a)        DECEMBER 31, 1995(a)        DECEMBER 31, 1995(a)
                              -----------------------     -----------------------     -----------------------
                              SHARES           AMOUNT     SHARES           AMOUNT     SHARES           AMOUNT
                              ------           ------     ------           ------     ------           ------
Class A Shares
   Issued...................    270            $2,753       274            $2,808       195            $2,006
   Reinvested...............      1               13          1               14          1                7
   Redeemed.................     (8)             (84)       (15)            (158)        --               (3)
                                 --                          --                          --
                                               ------                      ------                      ------
Net increase -- Class A.....    263            2,682        260            2,664        196            2,010
                                 --                          --                          --
                                               ------                      ------                      ------
Class B Shares
   Issued...................    675            6,886        467            4,770        427            4,409
   Reinvested...............      3               25          2               18          1               14
   Redeemed.................     (4)             (42)        (4)             (43)        (7)             (72)
                                 --                          --                          --
                                               ------                      ------                      ------
Net increase -- Class B.....    674            6,869        465            4,745        421            4,351
                                 --                          --                          --
                                               ------                      ------                      ------
Net increase in Fund........    937            $9,551       725            $7,409       617            $6,361
                              =======          ========   =======          ========   =======          ========

---------------
(a) Period from commencement of operations.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Financial Highlights (Unaudited)
--------------------------------------------------------------------------------

                                                                 PORTFOLIO 1
                                                        ------------------------------
                                                          CLASS A           CLASS B
                                                        ------------      ------------
                                                        SEPTEMBER 5,      SEPTEMBER 5,
                                                          1995 TO           1995 TO
                                                        DECEMBER 31,      DECEMBER 31,
                                                          1995(a)           1995(a)
                                                        ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................      $10.04(d)         $10.04(d)
                                                           ------            ------
Investment Activities:
  Net investment income..............................        0.06              0.05
  Net realized and unrealized gains on investments...        0.27              0.27
                                                           ------            ------
    Total from Investment Activities.................        0.33              0.32
                                                           ------            ------
Distributions:
  Net investment income..............................       (0.06)            (0.05)
                                                           ------            ------
NET ASSET VALUE, END OF PERIOD.......................      $10.31            $10.31
                                                        ============      ============
Total Return (excludes sales and redemption charges)
  (b)................................................        3.27%             3.19%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)..................      $2,712            $6,945
  Ratio of expenses to average net assets (c)........        0.02%             0.72%
  Ratio of net investment income to average net
    assets (c).......................................        4.54%             3.87%
  Ratio of expenses to average net assets (c)*.......        2.98%             3.72%
  Ratio of net investment income to average net
    assets (c)*......................................        1.58%             0.87%
  Portfolio turnover**...............................       85.33%            85.33%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 (a) Period from commencement of operations.

 (b) Not annualized.

 (c) Annualized.

 (d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to public).

See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Financial Highlights (Unaudited)
--------------------------------------------------------------------------------

                                                                 PORTFOLIO 2
                                                        ------------------------------
                                                          CLASS A           CLASS B
                                                        ------------      ------------
                                                        SEPTEMBER 5,      SEPTEMBER 5,
                                                          1995 TO           1995 TO
                                                        DECEMBER 31,      DECEMBER 31,
                                                          1995(a)           1995(a)
                                                        ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................      $10.04(d)         $10.04(d)
                                                           ------            ------
Investment Activities:
  Net investment income..............................        0.06              0.05
  Net realized and unrealized gains on investments...        0.34              0.34
                                                           ------            ------
    Total from Investment Activities.................        0.40              0.39
                                                           ------            ------
Distributions:
  Net investment income..............................       (0.06)            (0.05)
                                                           ------            ------
NET ASSET VALUE, END OF PERIOD.......................      $10.38            $10.38
                                                        ============      ============
Total Return (excludes sales and redemption charges)
  (b)................................................        3.97%             3.78%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)..................      $2,702            $4,823
  Ratio of expenses to average net assets (c)........        0.02%             0.68%
  Ratio of net investment income to average net
    assets (c).......................................        4.16%             3.55%
  Ratio of expenses to average net assets (c)*.......        3.35%             4.10%
  Ratio of net investment income to average net
    assets (c)*......................................        0.83%             0.13%
  Portfolio turnover**...............................       59.79%            59.79%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 (a) Period from commencement of operations.

 (b) Not annualized.

 (c) Annualized.

 (d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to public).

See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Financial Highlights (Unaudited)
--------------------------------------------------------------------------------

                                                                 PORTFOLIO 3
                                                        ------------------------------
                                                          CLASS A           CLASS B
                                                        ------------      ------------
                                                        SEPTEMBER 5,      SEPTEMBER 5,
                                                          1995 TO           1995 TO
                                                        DECEMBER 31,      DECEMBER 31,
                                                          1995(a)           1995(a)
                                                        ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................      $10.04(d)         $10.04(d)
                                                           ------            ------
Investment Activities:
  Net investment income..............................        0.05              0.04
  Net realized and unrealized gains on investments...        0.40              0.40
                                                           ------            ------
    Total from Investment Activities.................        0.45              0.44
                                                           ------            ------
Distributions:
  Net investment income..............................       (0.05)            (0.04)
                                                           ------            ------
NET ASSET VALUE, END OF PERIOD.......................      $10.44            $10.44
                                                        ============      ============
Total Return (excludes sales and redemption charges)
  (b)................................................        4.36%             4.38%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)..................      $2,041            $4,400
  Ratio of expenses to average net assets (c)........        0.02%             0.74%
  Ratio of net investment income to average net
    assets (c).......................................        4.04%             3.37%
  Ratio of expenses to average net assets (c)*.......        3.04%             3.78%
  Ratio of net investment income to average net
    assets (c)*......................................        1.02%             0.33%
  Portfolio turnover**...............................       33.02%            33.02%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 (a) Period from commencement of operations.

 (b) Not annualized.

 (c) Annualized.

 (d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to public).

See Notes to Financial Statements.

For more information, complete the following form and mail it to:

                               Time Horizon Funds
                           c/o BA Investment Services
                                 P.O. Box 29026
                            Glendale, CA 91209-9026

 ...............................................................................
First Name                                  Last Name

 ...............................................................................
Street Address

 ...............................................................................
City                             State                   Zip Code

 ...............................................................................
Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
/ / A broker assisted me with the purchase of my Time Horizon Fund.

 ...............................................................................
    Name of Broker

 ...............................................................................
    Name of Brokerage Firm

/ / I purchased my Time Horizon Fund without the assistance of a broker.

    I want to find out more about Bank of America-managed mutual funds. Please send me a free investing kit on the mutual funds selected below. The kit includes a prospectus, which has more complete information on the Fund(s), including charges and expenses. Read the prospectus carefully before investing or sending money.

/ / THE TIME HORIZON FUNDS

         / / For goals about 10 years away (around the year 2005) / / For goals about 20 years away (around the year 2015) / / For goals about 30 years away (around the year 2025)
/ / PACIFIC HORIZON FUNDS with the following investment goals:
         / / Aggressive Growth
         / / Conservative Growth
         / / Growth Combined With Income
         / / Current Income
         / / Tax-Free Income


Additional Comments:
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................

COPTMHR95S